Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Foreign Currency [Abstract]
Unbilled revenues	$ 193	$ 215
Deferred revenue	$ 216	35
Percentage of revenue recognized	100.00%
Amount of deferred commissions	$ 273
Recognition of ROU assets and lease liability		$ 1,800